Other current liabilities (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Other current liabilities
Advance from customer		₨ 702,444	₨ 894,487
Statutory liabilities		266,159	260,786
Other liabilities		93,402	80,700
Lease rent equalization		3,217	2,327
Interest accrued on term loan		3,155	7,647
Total	$ 15,448	₨ 1,068,377	₨ 1,245,947